advance billings and customer deposits (Tables)	12 Months Ended
Dec. 31, 2022
advance billings and customer deposits
Disclosure of advance billings and customer accounts

As at December 31 (millions)	2022	2021
Advance billings	$662	$636
Deferred customer activation and connection fees	5	6
Customer deposits	12	10
Contract liabilities	679	652
Other	212	202
	$891	$854

Schedule of changes in contract liabilities

Years ended December 31 (millions)	Note	2022	2021
Balance, beginning of period		$870	$806
Revenue deferred in previous period and recognized in current period		(630)	(593)
Net additions arising from operations		623	637
Additions arising from business acquisitions		51	20
Balance, end of period		$914	$870
Current		$826	$780
Non-current	27
Deferred revenues		82	82
Deferred customer activation and connection fees		6	8
		$914	$870
Reconciliation of contract liabilities presented in the Consolidated statements of financial position – current
Gross contract liabilities		$826	$780
Reclassification to contract assets of contracts with contract liabilities less than contract assets	6(c)	(133)	(115)
Reclassification from contract assets of contracts with contract assets less than contract liabilities	6(c)	(14)	(13)
		$679	$652